Fixed Assets	6 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 2 – Fixed Assets

Fixed assets are recorded at cost and, once placed in service, are depreciated on the straight-line method over the estimated useful lives. Fixed assets consist of the following:

	Estimated	As of December 31,	As of June 30,
	Useful Lives in years	2016	2016

Office equipment and furniture	3 - 5	$240,000	$201,000
Leasehold improvements	3	112,000	45,000
Lab equipment	3 - 5	90,000	90,000
Manufacturing equipment	5	7,000	7,000
Less accumulated depreciation and amortization		(157,000)	(112,000)
Fixed assets, net		$292,000	$231,000

The depreciation expense was $26,000 and $12,000 for the three months ended December 31, 2016 and 2015, respectively. The depreciation expense was $45,000 and $19,000 for the six months ended December 31, 2016 and 2015, respectively.